DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating results from disposal groups
Net revenues		$ 41,111	$ 46,668	$ 64,050
Cost of revenues		(36,720)	(34,663)	(32,970)
Other income and expenses that are not major		(6,884)	(1,352)	979
Income tax benefit (expenses)		(944)	321	3,494
(Loss) income from the operations of the discontinued operations, net of tax		$ 1,520	(27,194)	(34,600)
Gain (loss) on deconsolidation of the subsidiaries			489	$ 132,665
Gain on disposal of equity method investment, net of tax			56,993
Income from discontinued operations, net of tax (benefits) expenses of $(3,494), $5,706 and $944 for the years ended December 31, 2013, 2014 and 2015, respectively		$ 1,520	$ 30,288	$ 98,065
Nuomi [Member]
Operating results from disposal groups
Net revenues				19,319
Cost of revenues				(1,171)
Selling, research and development, and general and administrative expenses				$ (46,560)
Impairment of intangible assets
Other income and expenses that are not major				$ 34
(Loss) income from the operations of the discontinued operations, before income tax				$ (28,378)
Income tax benefit (expenses)
(Loss) income from the operations of the discontinued operations, net of tax				$ (28,378)
Gain (loss) on deconsolidation of the subsidiaries				$ 132,821
Gain on disposal of equity method investment, net of tax	$ 56,993		$ 56,993
Income from discontinued operations, net of tax (benefits) expenses of $(3,494), $5,706 and $944 for the years ended December 31, 2013, 2014 and 2015, respectively			56,993	$ 104,443
Qingting [Member]
Operating results from disposal groups
Net revenues
Cost of revenues				$ (9)
Selling, research and development, and general and administrative expenses				$ (950)
Impairment of intangible assets
Other income and expenses that are not major
(Loss) income from the operations of the discontinued operations, before income tax				$ (959)
Income tax benefit (expenses)
(Loss) income from the operations of the discontinued operations, net of tax				$ (959)
Gain (loss) on deconsolidation of the subsidiaries				$ (156)
Gain on disposal of equity method investment, net of tax
Income from discontinued operations, net of tax (benefits) expenses of $(3,494), $5,706 and $944 for the years ended December 31, 2013, 2014 and 2015, respectively				$ (1,115)
Qianjun Technology [Member]
Operating results from disposal groups
Net revenues			6,822	8,744
Cost of revenues			(15,361)	(14,416)
Selling, research and development, and general and administrative expenses			(11,018)	$ (8,543)
Impairment of intangible assets			(13,536)
Other income and expenses that are not major			1,963	$ 11
(Loss) income from the operations of the discontinued operations, before income tax			(31,130)	(14,204)
Income tax benefit (expenses)			321	3,473
(Loss) income from the operations of the discontinued operations, net of tax			(30,809)	$ (10,731)
Gain (loss) on deconsolidation of the subsidiaries			$ 489
Gain on disposal of equity method investment, net of tax
Income from discontinued operations, net of tax (benefits) expenses of $(3,494), $5,706 and $944 for the years ended December 31, 2013, 2014 and 2015, respectively			$ (30,320)	$ (10,731)
Renren Games [Member]
Operating results from disposal groups
Net revenues		17,071	36,286	83,897
Cost of revenues		(9,426)	(13,309)	(21,310)
Selling, research and development, and general and administrative expenses		$ (6,362)	(16,534)	(54,188)
Impairment of intangible assets			(714)	(208)
Other income and expenses that are not major		$ 1,181	(2,114)	(2,744)
(Loss) income from the operations of the discontinued operations, before income tax		2,464	$ 3,615	5,447
Income tax benefit (expenses)		(944)		21
(Loss) income from the operations of the discontinued operations, net of tax		$ 1,520	$ 3,615	$ 5,468
Gain (loss) on deconsolidation of the subsidiaries
Gain on disposal of equity method investment, net of tax
Income from discontinued operations, net of tax (benefits) expenses of $(3,494), $5,706 and $944 for the years ended December 31, 2013, 2014 and 2015, respectively		$ 1,520	$ 3,615	$ 5,468